Long-term Debt - Assumed debt as part of the acquisition of Augustea Vessels (Details) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Aug. 03, 2018 USD ($)	Nov. 05, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)
Credit Suisse
Debt Instrument [Line Items]
Number of vessels financed			5
Repayments of debt		$ 60,790
ABN AMRO
Debt Instrument [Line Items]
Number of vessels financed			4
Repayments of debt				$ 69,907
BNP Facility
Debt Instrument [Line Items]
Vessels provided as collateral			The loan is secured by a first priority mortgage on the two Augustea vessels.
Line of credit facility, description			The BNP Facility provided financing for the vessels Star Despoina and Pierra.
Number of loan tranches			2
BNP Facility | Tranche A
Debt Instrument [Line Items]
Outstanding amount	$ 15,914
Number of installments			16
Frequency of payments			quarterly
BNP Facility | Tranche B
Debt Instrument [Line Items]
Outstanding amount	14,977
Number of installments			17
Frequency of payments			quarterly
BNP Facility | Tranche A - First Fifteen Installments
Debt Instrument [Line Items]
Repayment installment			$ 500
BNP Facility | Tranche A - Sixteenth Installment
Debt Instrument [Line Items]
Repayment installment			8,414
BNP Facility | Tranche B - First Sixteen Installments
Debt Instrument [Line Items]
Repayment installment			500
BNP Facility | Tranche B - Seventeenth Installment
Debt Instrument [Line Items]
Repayment installment			$ 6,977
Bank of Tokyo Facility
Debt Instrument [Line Items]
Outstanding amount	16,000
Number of installments			17
Frequency of payments			quarterly
Vessels provided as collateral			The loan is secured by a first priority mortgage on the Star Monica.
Line of credit facility, description			The Bank of Tokyo Facility provided financing for the vessel Star Monica.
Bank of Tokyo Facility | First Sixteen Installments
Debt Instrument [Line Items]
Repayment installment			$ 346
Bank of Tokyo Facility | Seventeenth Installment
Debt Instrument [Line Items]
Repayment installment			10,464
Augustea Vessels
Debt Instrument [Line Items]
Debt assumed	$ 308,279
ABOY Sienna, ABOY Laetitia, ABOY Karlie and ABY Asia
Debt Instrument [Line Items]
Capital lease obligations recognized			$ 127,101